Warrants - Series B Warrants - Additional Information (Detail) - shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Series B Warrant
Class Of Warrant Or Right [Line Items]
Warrants exercised	0	1,074,082
Issuance Of Common Stock Upon Exercise Of Warrants Under Cashless Exercise Provision	0
Series A Warrant
Class Of Warrant Or Right [Line Items]
Warrants exercised		1,074,082
Issuance Of Common Stock Upon Exercise Of Warrants Under Cashless Exercise Provision		1